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Foundry Partners Fundamental Small Cap Value Fund
Foundry Partners Fundamental Small Cap Value Fund
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Foundry Partners Fundamental Small Cap Value Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value (“NAV”), whichever is less)	none	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses - Foundry Partners Fundamental Small Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.18%	0.18%
Total Annual Fund Operating Expenses		1.28%	1.03%
Fee Waiver/Expense Reimbursement		(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.24%	0.99%
[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflects that, as of January 1, 2023, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 29, 2024, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including exchange-traded funds, that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.   The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

This supplement and the Prospectus provide the information a prospective investor should know about the Fund and should be retained for future reference. You may obtain the Prospectus without charge by calling the Fund at (800) 247-1014.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse Fund expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Foundry Partners Fundamental Small Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	126	402	698	1,542
Investor Class	101	324	565	1,256

Valued Advisers Trust

Foundry Partners Fundamental Small Cap Value Fund

Supplement to the Prospectus dated February 28, 2022

Supplement dated January 4, 2023

Revised Expense Limitation Agreement

Effective January 1, 2023, Foundry Partners, LLC (the “Adviser”), the investment adviser to the Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) agreed to modify the Fund’s expense limitation arrangement. The Board of Trustees of the Trust (the “Board”) approved a revised Expense Limitation Agreement between the Adviser and the Trust, which lowers the Fund’s expense cap from 1.25% to 0.99%. As a result, effective January 1, 2023, the information in the Fund’s prospectus dated February 28, 2022 under the heading “Fees and Expenses of the Fund” is deleted in its entirety, and replaced with the information below.